Pension plan - Pension Benefit Plan Obligation (Details) - France	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pension plan
Actuarial interest rate	3.35%	0.80%
Salary increase	3.00%	1.90%
Retirement age	62 years	62 years
Duration	8 years 8 months 12 days	9 years 2 months 12 days
Minimum
Pension plan
Employee turnover	0.00%	0.00%
Maximum
Pension plan
Employee turnover	2.51%	1.10%